UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23802

Destiny Tech100 Inc.
(Exact name of registrant as specified in charter)

1401 Lavaca Street, #144, Austin, TX 78701
(Address of principal executive offices) (Zip code)

Sohail Prasad
1401 Lavaca Street, 3144, Austin, TX 78701
(Name and address of agent for service)

Registrant's telephone number, including area code: 415-639-9966

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 – June 30, 2023

Item 1. Proxy Voting Record.

Name of Fund: Destiny Tech100 Inc
Period: January 1, 2023 - June 30, 2023

Company Name	Meeting Date	CINS	Ticker
KLARNA HOLDING AB	3/6/2023	W5S068100	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Against	For	7. APPROVE ISSUANCE OF 1.1 MILLION WARRANTS	Issuer
For	For	8A. APPROVE ISSUANCE AND TRANSFER OF WARRANTS OF SERIES L5:1 AND L5:2 FROM LARKAN III AB TO KLARNA BANK AB	Issuer
For	For	8B. APPROVE ISSUANCE AND TRANSFER OF WARRANTS OF SERIES L6:1 AND L6:2 FROM LARKAN IV AB TO KLARNA BANK AB AND CERTAIN EMPLOYEES	Issuer
For	For	8C. APPROVE STOCK OPTION PLAN FOR KEY EMPLOYEES	Issuer
Against	For	9. APPROVE ISSUANCE OF 35,952 SHARES WITHOUT PREEMPTIVE RIGHTS	Issuer

Company Name	Meeting Date	CINS	Ticker
KLARNA HOLDING AB	6/26/2023	W5S068100	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
Withheld	For	2 ELECT CHAIRMAN OF MEETING	Issuer
Withheld	For	3 PREPARE AND APPROVE LIST OF SHAREHOLDERS	Issuer
Withheld	For	4 DESIGNATE INSPECTOR(S) OF MINUTES OF MEETING	Issuer
Withheld	For	5 APPROVE AGENDA OF MEETING	Issuer
Withheld	For	6 ACKNOWLEDGE PROPER CONVENING OF MEETING	Issuer
Withheld	For	7 RECEIVE FINANCIAL STATEMENTS AND STATUTORY REPORTS	Issuer
Withheld	For	8.A ACCEPT FINANCIAL STATEMENTS AND STATUTORY REPORTS	Issuer
Withheld	For	8.B APPROVE ALLOCATION OF INCOME	Issuer
Withheld	For	8.C1 APPROVE DISCHARGE OF ROGER FERGUSON	Issuer
Withheld	For	8.C2 APPROVE DISCHARGE OF LISE KAAE	Issuer
Withheld	For	8.C3 APPROVE DISCHARGE OF OMID KORDESTANI	Issuer
Withheld	For	8.C4 APPROVE DISCHARGE OF MICHAEL MORITZ	Issuer
Withheld	For	8.C5 APPROVE DISCHARGE OF SEBASTIAN SIEMIATKOWSKI	Issuer
Withheld	For	8.C6 APPROVE DISCHARGE OF SARAH SMITH	Issuer
Withheld	For	8.C7 APPROVE DISCHARGE OF MIKAEL WALTHER	Issuer
Withheld	For	9 APPROVE REMUNERATION OF DIRECTORS (ROGER FERGUSON, OMID KORDESTANI AND SARAH SMITH ONLY) ; APPROVE REMUNERATION OF AUDITORS	Issuer
Withheld	For	10 DETERMINE NUMBER OF MEMBERS (7) AND DEPUTY MEMBERS (0) OF BOARD	Issuer
Withheld	For	11.1 REELECT ROGER FERGUSON AS DIRECTOR	Issuer
Withheld	For	11.2 REELECT LISE KAAE AS DIRECTOR	Issuer
Withheld	For	11.3 REELECT OMID KORDESTANI AS DIRECTOR	Issuer
Withheld	For	11.4 REELECT MICHAEL MORITZ AS DIRECTOR	Issuer
Withheld	For	11.5 REELECT SEBASTIAN SIEMIATKOWSKI AS DIRECTOR	Issuer
Withheld	For	11.6 REELECT SARAH SMITH AS DIRECTOR	Issuer
Withheld	For	11.7 REELECT MIKAEL WALTHER AS DIRECTOR	Issuer
Withheld	For	12 RATIFY ERNST YOUNG AS AUDITORS	Issuer
Withheld	For	13 APPROVE ISSUANCE OF UP TO 10 PERCENT OF SHARE CAPITAL WITHOUT PREEMPTIVE RIGHTS	Issuer
Withheld	For	14 APPROVE ISSUANCE OF WARRANTS	Issuer
Withheld	For	15 APPROVE EQUITY PLAN FINANCING	Issuer
Withheld	For	16 APPROVE EQUITY PLAN FINANCING THROUGH ISSUE OF WARRANTS	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)*  /s/ Peter Sattelmair
Peter Sattelmair (Principal Financial and Accounting Officer)

Date:  July 31, 2023